Convertible debentures	12 Months Ended
Oct. 31, 2019
Borrowings [abstract]
Convertible debentures [Text Block]

9. Convertible debentures

The Company issues three types of convertible debentures: USD denominated convertible debentures with an equity component, Canadian dollar ("CDN") denominated convertible debentures with an embedded derivative due to variable consideration receivable upon conversion caused by foreign exchange, and USD denominated convertible debentures with an embedded derivative caused by variable conversion prices.

					Equity component of
	Convertible debentures		Derivative liabilities		convertible debentures
	2019	2018	2019	2018	2019	2018
(a)	$2,511,514	$2,419,877	$204,366	$151,918	$50,147	$70,283
(b)	87,560	56,694	561,059	498,198	-	-
	$2,599,074	$2,476,571	$765,425	$650,116	$50,147	$70,283

(a) USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives

All loan principal amounts are expressed in original currency and all remaining dollar amounts expressed in USD. Convertible debentures outstanding as at October 31:

	USD (equity component)		CDN (embedded derivative)
	2019	2018	2019	2018
Loan Principal
Opening balance	$931,000	$730,000	$2,234,294	$2,392,860
Issuance during the year	-	231,000	165,266	1,035,800
Repayment or conversion	-	(30,000)	(128,543)	(1,194,366)
Outstanding at year-end	$931,000	$931,000	$2,271,017	$2,234,294

Terms of Loan
Annual interest rate	12% - 24%	12% - 24%	12% - 24%	12% - 24%
Effective annual interest rate	24% - 36%	36% - 37%	13% - 645%	23% - 398%
Conversion price to common shares	$0.04 - $0.07	$0.04 - $0.21	$0.05 - $0.15	$0.05 - $0.15
Remaining life (in months)	1 - 6	0 - 7	0 - 12	0 - 7

Consolidated Statements of Financial Position
Carrying value of loan principal	$906,993	$894,838	$1,464,416	$1,428,616
Interest payable	18,661	15,100	121,444	81,323
Convertible debentures	$925,654	$909,938	$1,585,860	$1,509,939
Derivative liability	$-	$-	$204,366	$151,918
Equity component	$50,147	$70,283	$-	$-

Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	$118,749	$110,469	$914,780	$1,652,007
Interest expense	$191,001	$168,052	$229,673	$284,908
Gain on revaluation of derivative liability	$-	$-	$(846,401)	$(1,322,507)
Loss on conversion of debentures	$-	$-	$-	$6,261
Loss (gain) on extinguishment	$-	$2,792	$(2,865)	$(401,983)

Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	$-	$-	$-	$19,023
Amount of interest converted to common shares	$-	$-	$-	$60,634
Number of common shares issued on conversion of
convertible debentures	-	-	-	770,962

Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$-	$30,000	$96,598	$632,080
Amount of interest repaid in cash	$187,440	$161,424	$159,801	$161,506

(b) USD denominated debentures with embedded derivatives

During the year ended October 31, 2019, the Company has incurred $72,476 (2018 - $40,414; 2017 - $nil) financing costs which primarily consist of early repayment premiums and admin fees relating to the convertible debentures, of which $21,000 (2018 - $nil; 2017 - $nil) was converted into common shares.

Convertible debentures outstanding as at October 31:

	(i)			(ii)
	2019	2018	2019		2018
Loan Principal
Opening balance	$213,600	$-	$101,250		$-
Issuance during the year	563,600	278,600	307,250		142,750
Conversion	(397,600)	(65,000)	(287,500)		(41,500)
Repayment	(75,600)	-	-		-
Outstanding at year-end	$304,000	$213,600	$121,000		$101,250

Terms of Loan
Annual interest rate	4%	12%	10%		10%
Effective annual interest rate	139% - 5044%	4380% - 4932%	4338% - 5368%		3873% - 5658%
Conversion price to common shares	(i)	(i)	(ii)		(ii)
Remaining life (in months)	6 - 11	4 - 12	3 - 12		6 - 8

Consolidated Statements of Financial Position
Carrying value of loan principal	$39,993	$772	$23,429		$262
Interest payable	10,953	12,973	13,185		4,238
Convertible debentures	$50,946	$13,745	$36,614		$4,500
Derivative liability	$370,759	$190,274	$190,300		$89,328

Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	$57,111	$2,496	$165,753		$264
Interest expense	$27,053	$11,769	$21,916		$4,670
Loss on revaluation of derivative liability	$196,842	$8,690	$294,673		$16,332
Loss on conversion of debentures	$49,738	$3,652	$52,181		$10,513
Loss on extinguishment	$2,219	$-	$-		$-

Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	$397,600	$65,000	$287,500		$41,500
Amount of interest converted to common shares	$23,100	$-	$21,969		$6,400
Number of common shares issued on conversion of convertible debentures	29,106,847	2,456,707	33,421,726		982,921
					-
Consolidated Statements of Cash Flow
Amount of principal repaid in cash	$75,600	$-	$-		$-
Amount of interest repaid in cash	$5,973	$-	$-		$-

(i) Conversion price defined as 75% multiplied by average of lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii) Conversion price defined as 75% multiplied by lowest stock price for the 20 trading days prior to conversion date.

(b) USD denominated debentures with embedded derivatives (continued)

Convertible debentures outstanding as at October 31:

		(iii)			(iv)
	2019		2018	2019		2018
Loan Principal
Opening balance	$-		$100,200	$308,000		$343,000
Issuance during the year	-		175,800	-		308,000
Conversion	-		(276,000)	(308,000)		(343,000)
Outstanding at year-end	$-		$-	$-		$308,000

Terms of Loan
Annual interest rate	n/a		12%	5%		5%
Effective annual interest rate	n/a		264% - 6002%	5234%		160% - 5242%
Conversion price to common shares	(iii)		(iii)	(iv)		(iv)
Remaining life (in months)	n/a		n/a	n/a		1 - 5

Consolidated Statements of Financial Position
Carrying value of loan principal	$-		$-	$-		$26,755
Interest payable	-		-	-		11,694
Convertible debentures	$-		$-	$-		$38,449
Derivative liability	$-		$-	$-		$218,596

Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	$-		$61,453	$261,042		$212,655
Interest expense	$-		$14,816	$22,443		$20,563
Loss (gain) on revaluation of derivative liability	$-		$19,375	$11,451		$183,392
Loss on conversion of debentures	$-		$43,426	$-		$-
Loss on extinguishment	$-		$-	$-		$-

Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	$-		$276,000	$308,000		$343,000
Amount of interest converted to common shares	$-		$10,145	$18,339		$12,554

Number of common shares issued on conversion of convertible debentures	-		6,076,094	19,510,390		5,934,267

(iii) Conversion price defined as 80% multiplied by lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(iv) Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days prior to conversion date.

(c) Fair value of derivative liabilities outstanding

The fair value of the derivative liabilities is determined in accordance with the Black Scholes or binomial option-pricing models, depending on the circumstances. The underlying assumptions are as follows:

	2019	2018
Share price	$0.02	$0.03
Exercise price	$0.01 - $0.11	$0.02 - $0.11
Volatility factor (based on historical volatility)	173% - 321%	168% - 297%
Risk free interest rate	1.67% - 1.69%	1.74% - 2.22%
Expected life of conversion features (in months)	0 - 12	0 - 12
Expected dividend yield	0%	0%
CDN to USD exchange rate (as applicable)	0.7582	0.7609
Call value	$0.00 - $0.02	$0.00 - $0.02

Volatility was estimated using the historical volatility of the Company's stock prices for common shares.